Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Loss	$ (221,304)	$ (581,373)	$ (1,579,225)	$ (2,469,950)	$ (3,980,820)	$ (4,142,666)
Other Comprehensive Loss
Change in Equity Adjustment from Foreign Currency Translation, Net of Tax	(41,262)	28,953	68,182	(26,655)	(58,792)	(775)
Comprehensive Loss	$ (262,566)	$ (552,420)	$ (1,511,043)	$ (2,496,605)	$ (4,039,612)	$ (4,143,441)